Document Entity Information	12 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Entity Registrant Name	AIR PRODUCTS & CHEMICALS INC /DE/
Entity Central Index Key	0000002969